Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET SALES
Sales (net of returns)			$ 2,975,939	$ 20,387
Cost of goods sold			(2,251,816)	(245,500)
Gross margin			724,123	(225,113)
Operating expenses:
Contracted services			5,606,335	2,109,146
Salaries and wages			7,925,609	1,078,730
Other selling, general and administrative			4,346,836	1,006,603
Sales and marketing			146,579	67,467
Total operating expenses			18,025,359	4,261,946
Loss from operations			(17,301,236)	(4,487,059)
Other income/ (expense):
Other Income			17,786
Interest income			8	132
Interest expense			(1,980,871)	(665,195)
Gain/Loss from debt extinguishment			36,610	16,391
Total other income (expense)			(1,926,467)	(648,672)
Provision for income tax			0	0
Net loss from continuing operations			(19,227,703)	(5,135,731)
Net income from discontinued operations, net of tax			(9,446,853)	0
Net loss			$ (28,674,556)	$ (5,135,731)
Net loss per share (basic and diluted)
Continuing operations			$ (0.35)	$ (0.13)
Discontinued operations			(0.17)	0.00
Net loss per share			$ (0.52)	$ (0.13)
Weighted average number of common shares outstanding			55,615,276	41,064,985
Canfield [Member]
NET SALES
Sales (net of returns)				$ 1,017,833	$ 1,309,178
Cost of goods sold				(508,874)	(605,273)
Gross margin				508,959	703,905
Operating expenses:
Salaries and wages				517,725	320,470
Professional fees				193,797	59,625
Depreciation				63,758	62,825
Other selling, general and administrative				204,075	194,310
Total operating expenses				979,355	637,230
Loss from operations				(470,396)	66,675
Other income/ (expense):
Interest income				501
Interest expense				(8,376)	(5,715)
Gain on sale of fixed assets				1,037	7,246
Total other income (expense)				(6,838)	1,531
Income (loss) before provision for income taxes				(477,234)	68,206
Provision for income tax
Net loss				$ (477,234)	$ 68,206
Net loss per share (basic and diluted)
Net income (loss) per share applicable to common shareholders - basic				$ (0.04)	$ 0.01
Net income (loss) per share applicable to common shareholders - diluted				$ (0.04)	$ 0.01
Weighted average number of common shares outstanding - basic				11,635,534	11,385,693
Weighted average number of common shares outstanding - diluted				11,935,534	11,385,693
Copa Di Vino Corporation [Member]
NET SALES
Sales, net of allowances and discounts	$ 2,252,950	$ 4,121,305		$ 5,769,452	$ 7,051,413
Less federal excise taxes	(17,957)	(50,468)		56,588	85,335
Sales (net of returns)	2,234,993	4,070,837		5,712,864	6,966,078
Cost of goods sold	(1,698,407)	(2,833,284)		(3,654,539)	(4,327,396)
Gross margin	536,586	1,237,553		2,058,325	2,638,682
Operating expenses:
Total operating expenses	987,914	1,475,089		1,994,522	2,817,205
Loss from operations	(451,328)	(237,536)		63,803	(178,523)
Other income/ (expense):
Other Income		3,000		14,139	(77,711)
Interest income		547		7,074
Interest expense	(99,163)	(152,355)		(190,740)	(138,179)
Total other income (expense)	(99,163)	(148,808)		(169,527)	(215,890)
Income (loss) before provision for income taxes	(550,491)	(409,594)		(105,724)	(394,413)
Provision for income tax				2,194	2,281
Net loss	$ (550,491)	$ (409,594)		$ (107,918)	$ (396,694)